Trade and Other Receivables	12 Months Ended
Dec. 31, 2018
Text Block1 [Abstract]
Trade and Other Receivables
12.	TRADE AND OTHER RECEIVABLES

	As of December 31,
	2018	2017
	US$’000	US$’000
Trade receivables	81,274	115,875
Less: Loss allowances	(1,657)	(3,472)
Trade receivable, net	79,617	112,403
Other receivables	12,502	9,537
Less: Loss allowances	(80)	(28)
Other receivable, net	12,422	9,509

12(a)Movement in the loss allowances on trade receivables

	Individually impaired	Collectively impaired	Total
	US$’000	US$’000	US$’000
At January 1, 2017	2,981	361	3,342
Charge for the year	438	172	610
Write-off	(385)	(44)	(429)
Unused amounts reversed	(269)	(39)	(308)
Currency translation adjustment	223	37	260
Reclassification	(3)	—	(3)
At December 31, 2017	2,985	487	3,472
Opening loss allowance as at January 1, 2018 - calculated under IFRS 9			(16)
At January 1, 2018			3,456
Charge for the year			726
Write-off			(2,292)
Unused amounts reversed			(156)
Currency translation adjustment			(74)
Reclassification			(3)
At December 31, 2018			1,657

The Company recorded a loss allowance on trade receivables amounted to $2.0 million, for a specific customer of a subsidiary, as of December 31, 2017. This loss allowance on trade receivables was written off in 2018 based on the court judgement with no reasonable expectation of recovery.

12.	TRADE AND OTHER RECEIVABLES (continued)

12(b)Aging analysis of trade receivables

			Past due
	Total	Current	1-30 days	31-60 days	61-90 days	91-120 days	>120 days
	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
December 31, 2018
Expected loss rate	2.04%	0.07%	0.86%	3.95%	20.18%	31.71%	64.70%
Gross carrying amount - trade receivables	81,274	67,318	9,183	2,276	327	82	2,088
Loss allowances	1,657	45	79	90	66	26	1,351
Trade receivable, net	79,617	67,273	9,104	2,186	261	56	737

January 1, 2018
Expected loss rate	2.98%	0.03%	0.37%	2.07%	8.36%	9.87%	84.65%
Gross carrying amount - trade receivables	115,875	90,686	17,105	3,389	347	557	3,791
Loss allowances	3,456	29	64	70	29	55	3,209
Trade receivable, net	112,419	90,657	17,041	3,319	318	502	582

			Past due but not impaired
	Total	Neither past due nor impaired	Past due 1-3 months	Past due 3-6 months	Past due 6-12 months	Past due over 12 months
December 31, 2017	US$’000	US$’000	US$’000	US$’000	US$’000	US$’000
Trade receivable, net	112,403	90,503	20,608	654	397	241

12(c)Accounting policy for impairment of trade receivables

The Company applies the IFRS 9 simplified approach to measuring expected credit losses which uses a lifetime expected loss allowance for trade receivables. To measure the expected credit losses, trade receivables have been grouped based on shared credit risk characteristics and the days past due. The expected loss rates are based on the Company’s historical credit loss experience, adjusted to reflect current and forward-looking information on general economic conditions affecting the ability of the customers to settle the receivables.

In the prior year, the impairment of trade receivables was assessed based on the incurred loss model. The Company measured estimated impairment losses on trade receivables based on the inability of its customers to make required payments. The Company considered the following factors when determining the collectability of specific customer accounts: customer credit-worthiness, customer financial condition, past transaction history with the customer, current economic industry trends, and changes in customer payment terms. The impairment losses assessed individually as of December 31, 2017 primarily resulted from the financial difficulties of the counter trading parties and the amounts recognized were the difference between the carrying amount of the trade receivable and the present value of expected collectable amounts.

12.	TRADE AND OTHER RECEIVABLES (continued)

12(d)Material collateral obtained

The Company obtained collateral in respect of doubtful receivables from customers. The collateral takes the form of a lien over the customer’s assets and gives the Company a claim on these assets for the doubtful receivables.

In March 2017, a lawsuit was filed by a debtor to rescind the foreclosure that the Company has undertaken on the collateral in Thailand. The Company’s foreclosure prevailed according to the judgement from the Appeal Court on November 28, 2017. The debtor’s petition reached to the Supreme Court on June 19, 2018, and was denied on March 27, 2019. The Company performed a valuation to determine the fair value of the collateral. As of December 31, 2018, the fair value of the collateral was $1,200, which was lower than the amount of the associated delinquent account, and the Company recognized an impairment loss of $52 in other operating expenses. As of December 31, 2017 the fair values of the collateral was $1,181, which was higher than the amounts of the associated delinquent accounts, and no impairments loss was recognized.

See Note 27(b) credit risk of trade receivables for discussions on how the Company manages and measures credit quality of trade receivables that are neither past due nor impaired.

12(e)Other receivables pledged as collateral

The carrying amounts of other receivables pledged as collateral against credit facilities received from financial institutions are disclosed in Note 27(e)(ii).